Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001954488
Document Type	SP 15D2
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Jyong Biotech Ltd.
Amendment Flag	false